SUPPLEMENT DATED APRIL 3, 2024
TO

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VARIABLE UNIVERSAL LIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

The Prospectus is updated as follows:

Templeton Asset Management Ltd. (Asset Management) is added as a Subadviser to the Templeton Growth VIP Fund.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE